Income taxes (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	[1]	$ 5,577	$ 5,991	$ 5,351
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017		1,143	1,258	1,124
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate		82	55	217
Tax effects of losses not recognized		131	223	173
Previously unrecognized tax losses now utilized		(265)	(25)	(368)
Non-taxable and lower taxed income		(351)	(430)	(309)
Non-deductible expenses and additional taxable income		732	905	606
Adjustments related to prior years - current tax		(5)	114	(13)
Adjustments related to prior years - deferred tax		(6)	26	4
Change in deferred tax recognition		(294)	(795)	(165)
Adjustments to deferred tax balances arising from changes in tax rates		(9)	0	2,897
Other items		107	137	139
Income tax expense / (benefit)	[1]	$ 1,267	$ 1,468	$ 4,305
Applicable tax rate		20.50%	21.00%	21.00%
Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		$ 2,571	$ 1,843	$ 2,093
Increase / (decrease) resulting from:
Income tax expense / (benefit)		630	2,846	562
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		3,006	4,148	3,258
Increase / (decrease) resulting from:
Income tax expense / (benefit)		637	(1,378)	3,743
UBS AG
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	[1]	5,169	5,458	5,076
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017		1,060	1,146	1,066
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate		72	68	230
Tax effects of losses not recognized		131	222	173
Previously unrecognized tax losses now utilized		(265)	(25)	(368)
Non-taxable and lower taxed income		(305)	(419)	(306)
Non-deductible expenses and additional taxable income		713	883	588
Adjustments related to prior years - current tax		1	114	(14)
Adjustments related to prior years - deferred tax		(6)	27	6
Change in deferred tax recognition		(293)	(802)	(165)
Adjustments to deferred tax balances arising from changes in tax rates		(9)	0	2,897
Other items		99	130	135
Income tax expense / (benefit)	[1]	$ 1,198	$ 1,345	$ 4,242
Applicable tax rate		20.50%	21.00%	21.00%
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		$ 2,297	$ 1,427	$ 1,911
Increase / (decrease) resulting from:
Income tax expense / (benefit)		582	2,760	499
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		2,872	4,031	3,165
Increase / (decrease) resulting from:
Income tax expense / (benefit)		$ 616	$ (1,415)	$ 3,743

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b